Marketable securities, commodities, time deposits, derivative financial instruments and cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Disclosure of marketable securities commodities deposits derivative instruments and cash [abstract]
Disclosure of marketable securities commodities deposits derivative instruments and cash
16. Marketable securities, commodities, time deposits, derivative financial instruments, and cash and cash equivalents
Marketable securities, commodities, time deposits and derivative financial instruments
(USD millions)	2021	2020

Commodities	111	111

Debt securities	2 741	26

Time deposits and short-term investments with original maturity more than 90 days	12 965	1 609

Derivative financial instruments	105	159

Total marketable securities, commodities, time deposits and derivative financial instruments	15 922	1 905

The vast majority of debt security, time deposits and short-term investment with an original maturity of more than 90 days was denominated in USD as of December 31, 2021 and in EUR as of December 31, 2020.
Cash and cash equivalents
(USD millions)	2021	2020

Current accounts	3 396	3 750

Time deposits and short-term investments with original maturity less than 90 days	9 011	5 908

Total cash and cash equivalents	12 407	9 658